Defined Benefit Plans	12 Months Ended
Mar. 31, 2013
Defined Benefit Plans [Abstract]
DEFINED BENEFIT PLANS

NOTE 14 - DEFINED BENEFIT PLANS

Directors’ Retirement Plan

The Directors’ Retirement Plan is a nonqualified, unfunded pension plan with benefits based on fees paid to directors while still active. The funding policy is to pay directors on a pay-as-you-go basis.

The following table sets forth the funded status for the Directors’ Retirement Plan and amounts recognized in the consolidated statements of financial condition.

	March 31,
	2013	2012
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$3,205	$2,643
Service cost	63	40
Interest cost	133	149
Actuarial loss	470	462
Benefits paid	(89)	(89)
Settlements	(465)	—

Benefit obligation - ending	3,317	3,205

Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	554	89
Benefits paid	(89)	(89)
Settlements	(465)	—

Fair value of plan assets - ending	—	—

Funded status and accrued pension cost included in other liabilities	$(3,317)	$(3,205)

Assumptions:
Discount rate	4.25%	4.50%
Rate of increase in compensation	5.00%	4.50%

The Bank expects to make contributions to the plan during the year ending March 31, 2014, totaling approximately $119,000. At March 31, 2013, benefit payments expected to be paid under the plan are as follows:

Amount
Years ending March 31:	(In Thousands)
2014	$119
2015	135
2016	152
2017	167
2018	130
2019-2023	896

Net periodic pension cost for the plan included the following components:

	Years Ended March 31,
	2013	2012	2011
	(Dollars In Thousands)
Service cost	$63	$40	$59
Interest cost	133	149	145
Net amortization and deferral	73	40	40
Settlement charge	117	—	—

Net Periodic Pension Cost Included in Directors’ Compensation	$386	$229	$244

Assumptions:
Discount rate	4.25%	5.75%	6.25%
Rate of increase in compensation	4.50%	4.50%	4.50%

At March 31, 2013 and 2012 unrecognized net loss of $965,000 and $645,000 and unrecognized prior service cost of $129,000 and $170,000, respectively, were included in accumulated other comprehensive (loss) income. For the fiscal year ending March 31, 2014, $52,000 of unrecognized net loss and $40,000 of prior service cost is expected to be recognized as a component of net periodic pension cost.

Former President’s Post-retirement Healthcare Plan

The Former President’s post-retirement healthcare plan is a nonqualified, unfunded plan with the only participant being the former president’s spouse, since his death in February 2005. This healthcare plan provides coverage for the spouse’s life. The annual costs associated with these benefits are accrued on the basis of actuarial assumptions and included in salaries and employee benefits.

The following table sets forth the funded status for the Former President’s post-retirement healthcare plan and amounts recognized in the consolidated statements of financial condition:

	March 31,
	2013	2012
	(Dollars In Thousands)
Change in projected benefit obligations:
Benefit obligation - beginning	$65	$58
Interest cost	3	3
Actuarial (gain) loss	(4)	9
Benefits paid	(5)	(5)

Benefit obligation - ending	59	65

Change in plan assets:
Fair value of plan assets - beginning	—	—
Employer contribution	5	5
Benefits paid	(5)	(5)

Fair value of plan assets - ending	—	—

Funded status and accrued pension cost included in other liabilities	$(59)	$(65)

Assumed discount rate	4.25%	4.50%

The Bank expects to make contributions to the Plan during the year ending March 31, 2014, totaling approximately $5,000. At March 31, 2013, benefit payments expected to be paid under the Plan are as follows:

Amount
Years ending March 31:	(In Thousands)
2014	$5
2015	5
2016	5
2017	5
2018	5
2019-2023	23

Net periodic pension (benefit) for the Plan included the following components:

	Years Ended March 31,
	2013	2012	2011
	(Dollars In Thousands)

Interest cost	$3	$3	$3
Net amortization and deferral	(6)	(6)	(7)

Net Periodic (Benefit)	$(3)	$(3)	$(4)

Assumed discount rate	4.50%	5.75%	6.25%

Current medical trend	5.25%	5.25%	5.25%

Ultimate medical trend	5.25%	5.25%	5.25%

At March 31, 2013 and 2012, unrecognized net gain of $72,000 and $73,000 was included in accumulated other comprehensive (loss) income. For the fiscal year ending March 31, 2014, $6,000 of the net gain is expected to be recognized as a component of net periodic pension benefit.

Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans. A 1% change in the assumed health cost trend rate would have had the following effects on post-retirement benefits under this plan at March 31, 2013:

	1%
	Increase	Decrease
	(In Thousands)

Effect on total service and interest costs	$3	$3

Effect on post-retirement benefit obligation	$63	$55